Expense Example	Sep. 30, 2024 USD ($)
(AllianzIM International Equity Buffer15 Uncapped Jan ETF) | AllianzIM International Equity Buffer15 Uncapped Jan ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
(AllianzIM International Equity Buffer15 Uncapped Apr ETF) | AllianzIM International Equity Buffer15 Uncapped Apr ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
(AllianzIM International Equity Buffer15 Uncapped Jul ETF) | AllianzIM International Equity Buffer15 Uncapped Jul ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
(AllianzIM International Equity Buffer15 Uncapped Oct ETF) | AllianzIM International Equity Buffer15 Uncapped Oct ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	$ 252